Note 2 - Fair Value Measurements 1 (Details Textual) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Sep. 15, 2022
Class of Warrant or Right, Term Of Contract (Year)	4 years	4 years
The 2022 Note [Member] | Convertible Debt [Member]
Debt Instrument, Face Amount			$ 10.5